Shareholder Report, Line Graph (Details) 194808_Roundhill S-P 500 No Dividend Target ETF_TF_TSR Annual {TF} - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill S&P 500® No Dividend Target ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Roundhill S&P 500® No Dividend Target ETF NAV
Accumulated Value	$ 10,000	$ 11,003
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 10,000	$ 11,037